Loans, borrowings and cash and cash equivalents - Total debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans and borrowings
Current debt, accrued charges	$ 230	$ 522
Non-current debt, accrued charges	8	12
Current debt	1,003	1,703
Non-current	14,463	20,786
US$
Loans and borrowings
Current debt, before accrued charges	256	649
Non-current debt, before accrued charges	10,300	16,060
EUR
Loans and borrowings
Non-current debt, before accrued charges	1,088	1,140
R$
Loans and borrowings
Current debt, before accrued charges	492	515
Non-current debt, before accrued charges	2,940	3,368
Other currencies
Loans and borrowings
Current debt, before accrued charges	25	17
Non-current debt, before accrued charges	$ 127	$ 206